TRANSAMERICA PARTNERS FUNDS GROUP

and

TRANSAMERICA PARTNERS FUNDS GROUP II

Supplement to the Currently Effective Statement of Additional Information

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Effective June 28, 2013, Ms. Erin E. King replaced Mr. Robert S. Lamont, Jr. as Vice President and Chief Compliance Officer of Transamerica Partners Funds Group (“TPFG”) and Transamerica Partners Funds Group II (“TPFG II”). Mr. Bradley O. Ackerman no longer serves as Deputy Chief Compliance Officer of TPFG and TPFG II. The following information replaces and supersedes any contrary information under “Officers” in the “Management of the Trust” section of the Statement of Additional Information:

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Erin E. King (1976)	Vice President and Chief Compliance Officer	Since 2013

Vice President and Chief Compliance Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2013 – present); Vice President, Chief Compliance Officer and Chief Risk Officer, TAM (2013 – present); Vice President, TFS (2013 – present);

Managing Director and Chief Compliance Officer, Guggenheim Partners Investment Management, LLC (2007 – 2013);

Regulatory Affairs Compliance Officer, Western Asset Management Company (2004 – 2007); Compliance Officer, Citigroup Asset Management (2002 – 2004); and Compliance Examiner, National Association of Securities Dealers (now, FINRA) (1999 – 2002).

Bradley O. Ackerman (1966)	Anti-Money Laundering Officer	Since 2009	Anti-Money Laundering Officer, TPP, TPFG, TPFG II and TAAVF (2009 – present); Anti-Money Laundering Officer, Transamerica Funds, TST and TIS (2007 – present); Deputy Chief Compliance Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2012 – 2013); Senior Compliance Officer, TAM (2007 – present); and Director, Institutional Services, Rydex Investments (2002 – 2007).

*	Elected and serves at the pleasure of the Board of the Trust.

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Investors Should Retain this Supplement for Future Reference

July 31, 2013